Allmerica Optim-L

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ALLMERICA FINANCIAL®

ANNUAL REPORT

DECEMBER 31, 2005

Please see important Prospectus Supplements in the back of this document.

General Information

as of 12/31/05

Investment Advisers

A I M Advisors, Inc.

11 Greenway Plaza, Houston, TX 77046

AIM V.I. Aggressive Growth Fund

AIM V.I. Basic Value Fund

AIM V.I. Blue Chip Fund

AIM V.I. Capital Development Fund

AIM V.I. Premier Equity Fund

Alliance Capital Management L.P.

1345 Avenue of the Americas, New York, NY 10105

AllianceBernstein Global Technology Portfolio

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

AllianceBernstein Small/Mid Cap Value Portfolio

AllianceBernstein Value Portfolio

Allmerica Financial Investment Management Services, Inc.

440 Lincoln Street, Worcester, MA 01653

Investment Sub-Advisers

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Equity Index Fund

Government Bond Fund

Money Market Fund

Select Investment Grade Income Fund

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, New York, NY 10022

Select Value Opportunity Fund

GE Asset Management Incorporated

3003 Summer Street, Stamford, CT 06904

Select Growth Fund (Co-Sub-Adviser)

Goldman Sachs Asset Management, L.P.

32 Old Slip, New York, NY 10005

Core Equity Fund (Co-Sub-Adviser)

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, MA 02110

Select International Equity Fund (Co-Sub-Adviser)

J.P. Morgan Investment Management Inc.

522 Fifth Avenue, New York, NY 10036

Select International Equity Fund (Co-Sub-Adviser)

Jennison Associates LLC

466 Lexington Avenue, New York, NY 10017

Select Growth Fund (Co-Sub-Adviser)

T. Rowe Price Associates, Inc.

100 East Pratt Street, Baltimore, MD 21202

Select Capital Appreciation Fund

UBS Global Asset Management (Americas) Inc.

One North Wacker Drive, Chicago, IL 60606

Core Equity Fund (Co-Sub-Adviser)

Investment Advisers (continued)

Fidelity Management & Research Company

82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Franklin Advisers, Inc.

One Franklin Parkway, San Mateo, CA 94403

FT VIP Franklin Large Cap Growth Securities Fund

FT VIP Franklin Small-Mid Cap Growth Securities Fund

Franklin Advisory Services, LLC

One Parker Plaza, Fort Lee, NJ 07024

FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC

51 John F. Kennedy Parkway, Short Hills, NJ 07078

FT VIP Mutual Shares Securities Fund

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116

MFS Mid Cap Growth Series

MFS New Discovery Series

MFS Total Return Series

MFS Utilities Series

Oppenheimer Funds, Inc.

225 Liberty Street, New York, NY 10281

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Templeton Investment Counsel, LLC

500 East Broward Blvd., Fort Lauderdale, FL 33394

FT VIP Templeton Foreign Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

Important Performance Information Regarding Your

Allmerica Optim-L (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-366-1492.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge and cost of insurance (M&E 1.60%, Administration 0.15%) and, for adjusted returns, a portion of the $35 contract fee (may be lower in some jurisdictions) and the maximum contingent deferred per payment sales charge (CDSC), which declines from 7% to 0% over 3 years as follows: year 1-7%, year 2-6%, year 3-4%, year 4-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost for the optional rider was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 366-1492. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0032(04/04)

Product Performance Summary

Allmerica Optim-L (AFLIAC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Allmerica Optim-L sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust
AIT Core Equity Fund	4/29/85	9/3/02	4.17%	-2.72%	5.31%	11.12%	-2.47%	-2.82%	5.25%	11.04%
AIT Equity Index Fund	9/28/90	9/3/02	2.56%	-1.59%	6.77%	10.67%	-3.98%	-1.69%	6.72%	10.58%
AIT Government Bond Fund	8/26/91	9/3/02	-0.23%	2.58%	3.20%	0.43%	-6.59%	2.51%	3.13%	0.34%
AIT Money Market Fund	4/29/85	9/3/02	0.94%	0.30%	2.02%	-0.31%	-5.50%	0.22%	1.94%	-0.40%
AIT Select Capital Appreciation Fund	4/28/95	9/3/02	12.68%	6.18%	8.90%	20.21%	5.59%	6.09%	8.84%	20.13%
AIT Select Growth Fund	8/21/92	9/3/02	5.50%	-6.16%	4.66%	9.48%	-1.22%	-6.28%	4.61%	9.39%
AIT Select International Equity Fund	5/2/94	9/3/02	10.44%	-0.96%	4.53%	13.20%	3.41%	-1.06%	4.46%	13.12%
AIT Select Investment Grade Income Fund	4/29/85	9/3/02	0.06%	3.18%	3.67%	1.57%	-6.32%	3.11%	3.60%	1.47%
AIT Select Value Opportunity Fund	4/30/93	9/3/02	5.31%	8.87%	11.36%	17.00%	-1.40%	8.80%	11.31%	16.92%

AIM Variable Insurance Funds (Series II Shares)
AIM V.I. Aggressive Growth Fund	5/1/98	9/3/02	3.68%	-4.96%	1.02%	11.50%	-2.93%	-5.08%	0.94%	11.41%
AIM V.I. Basic Value Fund	9/10/01	9/3/02	3.58%	N/A	3.28%	11.71%	-3.02%	N/A	3.18%	11.62%
AIM V.I. Blue Chip Fund	12/29/99	9/3/02	1.47%	-6.85%	-7.37%	7.14%	-5.00%	-6.96%	-7.51%	7.05%
AIM V.I. Capital Development Fund	5/1/98	9/3/02	7.35%	2.30%	4.35%	14.60%	0.52%	2.21%	4.27%	14.52%
AIM V.I. Premier Equity Fund	5/5/93	9/3/02	3.52%	-5.07%	3.84%	8.22%	1.27%	-5.18%	3.79%	8.14%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Global Technology Portfolio	1/11/96	9/3/02	1.83%	-9.05%	4.13%	12.64%	-4.66%	-9.18%	4.08%	12.56%
AllianceBernstein Growth and Income Portfolio	1/14/91	9/3/02	2.77%	1.86%	9.30%	11.88%	-3.78%	1.78%	9.25%	11.80%
AllianceBernstein Large Cap Growth Portfolio	6/26/92	9/3/02	12.83%	-4.29%	6.91%	10.79%	5.75%	-4.40%	6.86%	10.70%
AllianceBernstein Small/Mid Cap Value Portfolio	5/1/01	9/3/02	4.77%	N/A	12.33%	17.64%	-1.91%	N/A	12.25%	17.56%
AllianceBernstein Value Portfolio	5/1/01	9/3/02	3.64%	N/A	4.64%	12.21%	-2.97%	N/A	4.55%	12.13%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Optim-L (AFLIAC) continued

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Allmerica Optim-L sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Fidelity Variable Insurance Products Fund (Service Class 2)
Fidelity VIP Contrafund Portfolio	1/3/95	9/3/02	14.61%	4.53%	9.88%	15.54%	7.53%	4.45%	9.83%	15.45%
Fidelity VIP Equity-Income Portfolio	10/9/86	9/3/02	3.72%	1.91%	6.49%	11.81%	-2.89%	1.82%	6.43%	11.73%
Fidelity VIP Growth Portfolio	10/9/86	9/3/02	3.66%	-5.43%	5.17%	9.52%	-2.95%	-5.54%	5.12%	9.44%
Fidelity VIP Mid Cap Portfolio	12/28/98	9/3/02	15.95%	10.09%	18.04%	21.19%	8.87%	10.01%	17.99%	21.11%
Fidelity VIP Value Strategies Portfolio	2/20/02	9/3/02	0.63%	N/A	8.35%	17.39%	-5.78%	N/A	8.27%	17.32%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	9/3/02	-0.71%	-2.92%	6.15%	8.29%	-7.04%	-3.01%	6.09%	8.21%
FT VIP Franklin Small Cap Value Securities Fund	5/1/98	9/3/02	6.86%	10.96%	6.20%	17.45%	0.05%	10.89%	6.11%	17.37%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	9/3/02	2.95%	-2.36%	7.41%	14.86%	-3.61%	-2.46%	7.36%	14.78%
FT VIP Mutual Shares Securities Fund	11/8/96	9/3/02	8.62%	6.15%	7.68%	11.82%	1.70%	6.07%	7.61%	11.74%
FT VIP Templeton Foreign Securities Fund	5/1/92	9/3/02	8.24%	1.59%	6.27%	13.96%	1.35%	1.49%	6.21%	13.88%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series	5/1/00	9/3/02	1.06%	-7.29%	-7.10%	13.62%	-5.39%	-7.41%	-7.23%	13.54%
MFS New Discovery Series	5/1/98	9/3/02	3.19%	-2.51%	4.97%	10.06%	-3.38%	-2.61%	4.90%	9.98%
MFS Total Return Series	1/3/95	9/3/02	0.80%	2.74%	6.81%	7.43%	-5.63%	2.66%	6.75%	7.34%
MFS Utilities Series	1/3/95	9/3/02	14.53%	1.84%	9.86%	23.40%	7.45%	1.74%	9.81%	23.32%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Balanced Fund/VA	2/9/87	9/3/02	1.86%	3.44%	6.31%	9.87%	-4.63%	3.36%	6.25%	9.78%
Oppenheimer Capital Appreciation Fund/VA	4/3/85	9/3/02	3.03%	-3.14%	7.94%	10.73%	-3.54%	-3.24%	7.89%	10.65%
Oppenheimer Global Securities Fund/VA	11/12/90	9/3/02	12.06%	3.86%	11.62%	18.76%	4.98%	3.77%	11.57%	18.67%
Oppenheimer High Income Fund/VA	4/30/86	9/3/02	0.22%	4.48%	3.92%	9.18%	-6.17%	4.40%	3.85%	9.10%
Oppenheimer Main Street Fund/VA	7/5/95	9/3/02	3.89%	-0.58%	6.02%	9.24%	-2.73%	-0.68%	5.97%	9.15%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

If you would like to request additional copies of this report, please call 1-800-366-1492

Allmerica Optim-L is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY) and

offered by VeraVest Investments, Inc., member NASD/SIPC.

440 Lincoln Street, Worcester, MA 01653, Phone 508-855-1000, Fax 508-853-6332, www.allmerica.com

THE ALLMERICA COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Opus Investment Management, Inc. • AMGRO, Inc. • Financial Profiles, Inc. • VeraVest Investments, Inc.

Allmerica Financial Life Insurance and Annuity Company • First Allmerica Financial Life Insurance Company

AR-OPTL (12/05)